FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Risk exposure associated with instruments sharing characteristic	$ (52,968,976)	$ (40,513,954)	$ (28,861,129)
Currency Risk | Amount expressed in USD
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Estimate of devaluation of Argentine peso (as a percent)	20.00%
Result in pre-tax loss	$ 10,600,000
Estimate of appreciation of Argentine peso	20.00%
Result in pre-tax gain	$ 10,600,000